OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10281-1008

September 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Global Real Estate Fund (the “Registrant”)
File Nos. 333-185116; 811-22771
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To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 25, 2015.

Sincerely,

/s/	Adrienne Ruffle
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Adrienne Ruffle
Associate Counsel

cc:	Kramer Levin Naftalis & Frankel LLP
Gloria LaFond
Edward Gizzi, Esq.